Related Party Transactions - Summary of Related Parties and Relationships (Detail)	12 Months Ended
Mar. 31, 2019
Volcan Investments Limited [member]
Disclosure of transactions between related parties [line items]
Name of ultimate parent of group	Volcan Investments Limited ('Volcan')
Volcan Investments Cyprus Limited [member]
Disclosure of transactions between related parties [line items]
Name of ultimate parent of group	Volcan Investments Cyprus Limited
Vedanta Resources Limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Vedanta Resources Limited
Vedanta Resources Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Vedanta Resources Holdings Limited
Twinstar Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Twin Star Holdings Limited
Finsider international company limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Finsider International Company Limited
Westglobe limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Westglobe Limited
Welter trading limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Welter Trading Limited
Richter Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Richter Holdings Limited
Vedanta Resources Finance Limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Vedanta Resources Finance Limited
Vedanta Resources Cyprus Limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Vedanta Resources Cyprus Limited
Konkola Copper Mines ('KCM') [member]
Disclosure of transactions between related parties [line items]
Name of fellow subsidiaries	Konkola Copper Mines
Vedanta Resources Jersey II Limited [member]
Disclosure of transactions between related parties [line items]
Name of fellow subsidiaries	Vedanta Resources Jersey II Limited
Vedanta Resources Jersey Limited ('VRJL')[member]
Disclosure of transactions between related parties [line items]
Name of fellow subsidiaries	Vedanta Resources Jersey Limited
Vedanta Jersey Investments Limited ('VJIL')[member]
Disclosure of transactions between related parties [line items]
Name of fellow subsidiaries	Vedanta Jersey Investments Limited
Sterlite Technologies Limited ('STL') [member]
Disclosure of transactions between related parties [line items]
Name of fellow subsidiaries	Sterlite Technologies Limited
Sterlite Power Transmission Limited ('SPTL')[member]
Disclosure of transactions between related parties [line items]
Name of fellow subsidiaries	Sterlite Power Transmission Limited
Sterlite Iron and Steel Company Limited ('SISCOL') [member]
Disclosure of transactions between related parties [line items]
Name of fellow subsidiaries	Sterlite Iron and Steel Company Limited
Sterlite Power Grid Ventures Limited [member]
Disclosure of transactions between related parties [line items]
Name of fellow subsidiaries	Sterlite Power Grid Ventures Limited
Balco employees provident fund trust [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Balco Employees Provident Fund Trust
Hindustan Zinc Limited Employees Contributory Provident Fund Trust [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Hindustan Zinc Ltd Employees Contributory Provident Fund Trust
Sesa group employees provident fund Trust [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Group Employees Provident Fund Trust
Sesa Mining Corporation Limited Employees provident fund trust [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Mining Corporation Limited Employees Provident Fund Trust
Sesa Resources Limited Employees Provident Fund Trust [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Resources Limited Employees Provident Fund Trust
HZL Employee group Gratuity Trust [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	HZL Employee group Gratuity Trust
Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund
Sesa Resources Limited Employees Gratuity Fund [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Resources Limited Employees Gratuity Fund
Sesa Mining Corporation Limited Employees Gratuity Fund [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Mining Corporation Limited Employees Gratuity Fund
HZL Superannuation Trust [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	HZL Superannuation Trust
Sesa Group Executives Superannuation scheme Fund [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Group Executives Superannuation scheme Fund
Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund
Vedanta Medical Research Foundation ('VMRF') )[member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Vedanta Medical Research Foundation
Vedanta Foundation [member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Vedanta Foundation
India Grid trust [member]
Disclosure of transactions between related parties [line items]
Name of other related parties	India Grid trust
Cairn Foundation [member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Cairn Foundation
Sesa Community Development Foundation [member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Sesa Community Development Foundation
Janhit Electoral Trust [member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Janhit Electoral Trust
Runaya Refinery LLP [member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Runaya Refinery LLP